Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop and Lease Real Estate) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
VIEs established to develop and lease real estate, land	¥ 122,878	¥ 133,913
Current portion of long-term debt	800	825
Long-term debt	37,300	51,791
VIEs' land and buildings pledged to long-term debt	¥ 230,636	¥ 238,280